Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2020
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations
Exceptional items and remeasurements from continuing operations

	2020	2019	2018
	£m	£m	£m
Included within operating profit
Exceptional items:
Environmental charges	(402)	—	—
Cost efficiency and restructuring programmes	—	(204)	—
Massachusetts Gas labour dispute	—	(283)	—
Impairment of nuclear connection development costs	—	(137)	—
Final settlement of LIPA MSA Transition	—	—	26
	(402)	(624)	26
Remeasurements – commodity contract derivatives	(125)	52	10
	(527)	(572)	36

As disclosed in note 8, the Group also presents an adjusted earnings per share measure that is calculated before exceptional items and remeasurements. This measure is presented after tax and therefore details of tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

	2020	2019	2018
	£m	£m	£m
Included within finance income and costs
Remeasurements:
Net gains/(losses) on financing derivatives	1	(40)	119
Net (losses)/gains on financial assets at fair value through profit and loss	(16)	15	—
Net losses on financial liabilities at fair value through profit and loss	(49)	(51)	—
	(64)	(76)	119
Included within share of post-tax results of joint ventures and associates
Exceptional items:
Deferred tax arising on the reduction in US corporation tax rate	—	—	5
Remeasurements:
Net losses on financial instruments	(1)	—	—
Total included within profit before tax	(592)	(648)	160
Included within tax
Exceptional items – credits/(debits) arising on items not included in profit before tax:
Deferred tax arising on the reduction in the US corporation tax rate	—	—	1,510
Deferred tax arising on the reversal of the reduction in UK corporation tax rate	(192)	—	—
Tax on exceptional items	103	144	(9)
Tax on remeasurements	42	5	(28)
	(47)	149	1,473
Total exceptional items and remeasurements after tax	(639)	(499)	1,633
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	(491)	(480)	1,532
Remeasurements after tax	(148)	(19)	101
Total exceptional items and remeasurements after tax	(639)	(499)	1,633